Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BLACKROCK PACIFIC FUND, INC.
Prospectus Date	rr_ProspectusDate	Apr. 26, 2012
Document Creation Date	dei_DocumentCreationDate	Nov. 05, 2012